Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2025
Expenses by nature
Summary of administrative expenses and research and development expenses

	2025	2024	2023
	£ 000	£ 000	£ 000
Research and development staff costs (excluding share-based payment expenses)	39,193	27,148	23,830
Research and development consultancy	22,086	12,179	16,193
Research and development components, parts and tooling	10,712	20,561	25,350
Total research and development expenses	71,991	59,888	65,373
Administrative staff costs (excluding share-based payment expenses)	12,715	9,682	9,616
Share based payment expenses (note 23)	9,667	7,486	8,816
Consultancy costs	3,194	2,961	1,914
Legal and financial advisory costs	3,383	4,609	2,296
HR advisory and recruitment costs	2,031	650	968
IT hardware and software costs	8,505	7,192	6,314
Insurance expenses	2,130	1,357	2,110
Marketing costs	4,653	1,761	688
Premises expenses	1,941	2,183	1,870
Operational travel and logistics costs	1,438	1,006	1,287
Aviation and aerospace regulatory fees	1,127	457	302
Depreciation expense	965	1,088	892
Amortization expense	131	885	1,164
Depreciation on right of use property assets	860	730	658
Other administrative expenses	611	1,364	1,923
Total administrative expenses	53,351	43,411	40,818
Related party administrative expenses	276	1,280	83
Total administrative & research and development expenses	125,618	104,579	106,274